Federated Capital Income Fund
A Portfolio of Federated Income Securities Trust
Class A Shares (TICKER CAPAX)
Class B Shares (TICKER CAPBX)
Class C Shares (TICKERCAPCX)
Class F Shares (TICKER CAPFX)
Institutional Shares (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED jANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Roberto Sanchez-Dahl and replace it with the following:
“Ihab Salib, Senior Portfolio Manager, has been the emerging markets affiliated fund's portfolio manager since May 2013.”
May 13, 2013
Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451721 (5/13)